Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Premises and Equipment
The following presents our premises and equipment balances and estimated useful lives:

	Estimated Useful Lives	December 31,
		2017	2016
		(Dollars in millions)
Land	—	$61	$59
Office buildings and improvements	15 — 31.5 years	159	153
Computer hardware and software	3 — 7 years	300	256
Furniture, fixtures and equipment	5 — 7 years	63	61
Leased equipment	3 — 10 years	40	4
Total		623	533
Less accumulated depreciation		(293)	(258)
Premises and equipment, net		$330	$275

Schedule of Future Minimum Lease Payments for Operating Leases	The following outlines our minimum contractual lease obligations:

December 31, 2017
(Dollars in millions)
2018	$8
2019	7
2020	5
2021	3
2022	1
Thereafter	2
Total	$26